CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Assets
Cash and cash equivalents | $		$ 2,480		$ 4,857
Restricted cash | $		475		879
Accounts receivable, net | $		4,500		4,268
Prepayments and other current assets | $		500		589
Inventories | $		557		543
Total current assets | $		8,512		11,136
Property, plant and equipment, net | $		773		811
Interests in affiliates | $		10,712		10,154
Goodwill | $		1,071		1,071
Deferred tax assets | $		202		227
Total assets | $		21,270		23,399
Liabilities and shareholders' equity
Accounts payable | $		3,054		3,561
Other payables and accrued expenses | $		1,626		2,101
Taxes payable | $		134		207
Total current liabilities | $		$ 4,814		$ 5,869
Commitments and contingencies | $
Total liabilities | $		$ 4,814		$ 5,869
Shareholders' equity:
Ordinary share, 20,000,000 (2014: 20,000,000) shares authorised; 2,229,609 (2014: 2,229,609) shares issued | $		123		123
Additional paid-in capital | $		9,551		9,535
Treasury stock, 167,700 (2014: 160,386) shares at cost | $		(786)		(766)
PRC statutory reserves | $		315		315
Accumulated other comprehensive income | $		799		776
Retained earnings | $		5,144		5,760
Equity attributable to shareholders of Euro Tech | $		15,146		15,743
Non-controlling interest | $		1,310		1,787
Total shareholders' equity		16,456		17,530
Total liabilities and shareholders' equity | $		$ 21,270		$ 23,399
ZHEJIANG JIAHUAN
Assets
Cash and cash equivalents	¥ 7,303		¥ 3,129
Restricted cash	1,490		1,469
Accounts receivable, net	99,832		73,893
Notes receivables	700		5,704
Other receivables	17,472		14,400
Inventories	21,463		32,249
Total current assets	148,260		130,844
Property, plant and equipment, net	23,788		25,858
Land use right, net	6,451		6,614
Intangible asset, net	508		0
Long term investment	69		69
Total assets	179,076		163,385
Liabilities and shareholders' equity
Short term borrowings	39,400		26,600
Note payable	3,595		0
Accounts payable	27,130		24,861
Other payables and accrued expenses	10,223		13,367
Amount due to a shareholder	0		5,470
Income tax payable	2,892		1,771
Total current liabilities	83,240		72,069
Other long term liabilities	¥ 5,790		¥ 5,923
Commitments and contingencies
Shareholders' equity:
Share capital	¥ 11,250		¥ 11,250
Capital reserve	8,542		8,542
PRC statutory reserves	20,931		20,931
Accumulated other comprehensive income	49,323		44,387
Equity attributable to shareholders of Euro Tech	90,046		85,110
Non-controlling interest	0		283
Total shareholders' equity	90,046		85,393
Total liabilities and shareholders' equity	179,076		163,385
ZHEJIANG TIANLAN
Assets
Cash and cash equivalents	35,635		29,197
Accounts receivable, net	207,907		156,608
Prepayments and other current assets	119,563		176,814
Income tax receivables	0		1,045
Inventories	12,111		16,054
Total current assets	375,216		379,718
Property, plant and equipment, net	161,731		161,924
Land use right, net	5,896		6,045
Intangible asset, net	1,548		1,741
Deferred tax assets	4,527		4,350
Total assets	548,918		553,778
Liabilities and shareholders' equity
Short term borrowings	45,000		97,900
Accounts payable	176,981		177,038
Other payables and accrued expenses	40,775		113,438
Other taxes payable	8,423		8,902
Income tax payable	994		60
Total current liabilities	272,173		397,338
Long term borrowings	¥ 107,732		¥ 0
Commitments and contingencies
Total liabilities	¥ 379,905		¥ 397,338
Shareholders' equity:
Share capital	80,172		61,200
Capital reserve	24,217		43,189
PRC statutory reserves	9,094		6,821
Retained earnings	53,928		43,710
Equity attributable to shareholders of Euro Tech	167,411		154,920
Non-controlling interest	1,602		1,520
Total shareholders' equity	169,013		156,440
Total liabilities and shareholders' equity	¥ 548,918		¥ 553,778